Employee compensation and benefits - Fair value of plan assets by asset classes (Details) - Pension Plan $ in Millions, £ in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)
Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	$ 37,874	$ 34,074	$ 38,100	£ 28.8
– equities	662	3,152
– bonds	31,699	26,509
– derivatives	2,052	2,030
– other	3,461	2,383
Principal plan | HSBC Bank plc
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0	0
– equities	0	0
– bonds	0	0
– derivatives	0	0
– other	0	0
Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	9,693	8,725
– equities	2,065	2,186
– bonds	6,608	5,707
– derivatives	0	37
– other	1,020	795
Other plans | HSBC Bank plc
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	1,422	1,216
– equities	2	2
– bonds	8	7
– derivatives	1,183	1,034
– other	229	173
Quoted market price in active market | Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	33,921	30,670
– equities	312	3,152
– bonds	31,699	26,509
– derivatives	0	0
– other	1,910	1,009
Quoted market price in active market | Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	8,702	7,425
– equities	1,455	1,265
– bonds	6,376	5,559
– derivatives	0	0
– other	871	601
No quoted market price in active market | Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	3,953	3,404
– equities	350	0
– bonds	0	0
– derivatives	2,052	2,030
– other	1,551	1,374
No quoted market price in active market | Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	991	1,300
– equities	610	921
– bonds	232	148
– derivatives	0	37
– other	$ 149	$ 194